TAXATION (Tables)	6 Months Ended
Dec. 31, 2019
TAXATION
Schedule of current tax

	12/31/2019	12/31/2018
Current tax expense	(3,131,407)	(2,586,902)
Deferred tax	1,926,752	(2,463,847)
Total	(1,204,655)	(5,050,749)

Schedule of deferred tax assets and liabilities

	12/31/2019	12/31/2018
Beginning of the period deferred tax	(17,358,162)	(7,990,121)
Income tax provision	1,926,752	(2,892,309)
Charge to OCI	(795,619)	(71,762)
Conversion difference	1,886,127	(3,778,326)
Rate change	—	382,761
Total net deferred tax	(14,340,902)	(14,349,757)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	12/31/2019	12/31/2018
Earning/(Loss) before income tax-rate 0%	3,265,949	(1,226,319)
Loss/(Earnings) before income tax-rate 21%	(318,391)	—
Earnings before income tax-rate 30%	2,929,178	13,843,621
Income tax charge by applying tax rate to loss before tax:	(811,891)	(4,153,086)
Share of profit or loss of subsidies, joint ventures and associates	719,033	(287,223)
Stock options charge	(239,312)	(2,498)
Rate change adjustment	(77,592)	370,802
Non-deductible expenses and untaxed gains	(33,642)	(373,736)
Representation expenses	(56,841)	(55,178)
Foreign investment coverage	381,154	80,637
Result for inflation effect on monetary items and other finance results	(1,085,564)	(630,467)
Income tax	(1,204,655)	(5,050,749)